EQUITY BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Equity Based Compensation [Abstract]
Schedule of equity based compensation
	Year ended December 31, 2021	Year ended December 31, 2020
Incentive stock awards	$6,011,601	$502,128
Stock issued for services rendered	1,781,150	88,000
	$7,792,751	$590,128